Total
Cboe Vest Bitcoin Strategy Managed Volatility Fund
The current section “Fee and Expenses of the Fund” of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cboe Vest Bitcoin Strategy Managed Volatility Fund - USD ($)	Investor Class Shares	Institutional Class Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cboe Vest Bitcoin Strategy Managed Volatility Fund		Investor Class Shares	Institutional Class Shares	Class Y Shares
Management Fee		1.00%	1.00%	1.00%
Distribution (12b-1) and Service Fees		0.25%	none	none
Other Expenses	[1]	0.60%	0.60%	0.60%
Shareholder Services Plan	[1]	0.15%	0.10%	none
Total Annual Fund Operating Expenses		2.00%	1.70%	1.60%
Fee Waivers and/or Expense Reimbursements	[2]	(0.76%)	(0.71%)	(0.71%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[2]	1.24%	0.99%	0.89%
[1]	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund’s first full fiscal year.
[2]	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.99% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.89%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2023. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to February 28, 2023 only by mutual written consent.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cboe Vest Bitcoin Strategy Managed Volatility Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Class Shares	126	554
Institutional Class Shares	101	466
Class Y Shares	91	435

The third paragraph in the section titled “About the Managed Volatility Strategy and Target Exposures” in the Summary Prospectus and on page 3 of the Cboe Vest Bitcoin Strategy Managed Volatility Fund’s Prospectus will be deleted and replaced with the following:

The historically realized volatility of Bitcoin Futures is relatively high. For instance, at times Bitcoin Futures have realized volatility that is more than five times the volatility realized by the broad US stock market weighted by market capitalization. Due to the elevated levels of volatility of Bitcoin Futures, the Fund’s Target Exposure may be substantially less than 100% of the Fund’s net assets. Under normal circumstances, the Fund expects to maintain a Target Exposure of between 50% and 100%. During periods other than normal circumstances, including periods where there is extreme volatility and where the Adviser believes it is prudent to take a temporary defensive posture, the Fund may reduce its Target Exposure significantly. The Fund does not anticipate its Target Exposure will exceed 100%.

Supplement dated December 8, 2021
to the Summary Prospectus and Prospectus dated August 6, 2021

(as supplemented from time to time)

The Board of Trustees has approved changes to the fee and expense table and the principal investment strategies for the Cboe Vest Bitcoin Strategy Managed Volatility Fund.

The current section “Fee and Expenses of the Fund” of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None	None
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares	Class Y Shares
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) and Service Fees	0.25%	None	None
Other Expenses (1)	0.60%	0.60%	0.60%
Shareholder Services Plan(1)	0.15%	0.10%	None
Total Annual Fund Operating Expenses	2.00%	1.70%	1.60%
Fee Waivers and/or Expense Reimbursements(2)	(0.76%)	(0.71%)	(0.71%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.24%	0.99%	0.89%
1	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund’s first full fiscal year.
2	Cboe VestSM Financial LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.99% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.89%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2023. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to February 28, 2023 only by mutual written consent.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Investor Class Shares	$126	$554
Institutional Class Shares	$101	$466
Class Y Shares	$91	$435

The third paragraph in the section titled “About the Managed Volatility Strategy and Target Exposures” in the Summary Prospectus and on page 3 of the Cboe Vest Bitcoin Strategy Managed Volatility Fund’s Prospectus will be deleted and replaced with the following:

The historically realized volatility of Bitcoin Futures is relatively high. For instance, at times Bitcoin Futures have realized volatility that is more than five times the volatility realized by the broad US stock market weighted by market capitalization. Due to the elevated levels of volatility of Bitcoin Futures, the Fund’s Target Exposure may be substantially less than 100% of the Fund’s net assets. Under normal circumstances, the Fund expects to maintain a Target Exposure of between 50% and 100%. During periods other than normal circumstances, including periods where there is extreme volatility and where the Adviser believes it is prudent to take a temporary defensive posture, the Fund may reduce its Target Exposure significantly. The Fund does not anticipate its Target Exposure will exceed 100%.

The third paragraph in the section titled “ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS” on page 15 of the Cboe Vest Bitcoin Strategy Managed Volatility Fund’s Prospectus will be deleted and replaced with the following:

The historically realized volatility of Bitcoin Futures is relatively high. For instance, at times Bitcoin Futures have realized volatility that is more than five times the volatility realized by the broad US stock market weighted by market capitalization. Due to the elevated levels of volatility of Bitcoin Futures, the Fund’s Target Exposure may be substantially less than 100% of the Fund’s net assets. Under normal circumstances, the Fund expects to maintain a Target Exposure of between 50% and 100%. During periods other than normal circumstances, including periods where there is extreme volatility and where the Adviser believes it is prudent to take a temporary defensive posture, the Fund may reduce its Target Exposure significantly. The Fund does not anticipate its Target Exposure will exceed 100%.

If you have questions or need assistance, please contact your financial advisor directly or the Cboe Vest Funds toll-free at 1-855-505-8378.

This Supplement and the existing Summary Prospectus and Prospectus provide relevant information for all shareholders and should be retained for future reference. Both the Summary Prospectus and Prospectus have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Cboe Vest Funds toll-free at 1-855-505-8378.